CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 143,714	$ 113,856	$ 169,893
Restricted cash	6,112	1,222
Term deposits	58,485	21,681
Short-term investment	1,765
Accounts receivable, net of allowance for doubtful accounts of $4,002 and $16,386 as of December 31, 2011 and 2012, respectively	230,693	61,413
Prepaid expenses and other current assets	28,495	6,512
Deferred tax assets - current	8,940	623	286
Total current assets	478,204	205,307
Equity method investment	250
Property, plant and equipment, net	67,607	13,774
Land use right	24,378
Intangible assets, net	55,303	15,198	4,461
Goodwill	102,659	37,348	18,631
Other assets	5,912	1,259
Deferred tax assets - non-current	3,293	293
TOTAL ASSETS	737,606	273,179
Current liabilities:
Accounts payable	3,117	4,257
Accrued expenses and other payables	134,563	40,435
Income taxes payable	13,530	4,309
Other taxes payable	11,531	2,020
Deferred tax liability - current	411	8
Total current liabilities	163,152	51,029
Contingent acquisition consideration payable	19,900	8,186
Unrecognized tax benefits	969	969
Deferred tax liability - non-current	11,261	3,105
Total liabilities	195,282	63,289
Commitments and contingencies (note 21)
Pactera Technology International Ltd. shareholders' equity:
Common shares ($0.00139482 par value; 120,000,000 shares authorized; 42,720,067 and 88,312,068 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	123	60
Additional paid-in capital	502,748	186,408
Share issuable in connection with business acquisition	1,537
Statutory reserve	16,900	6,653
(Accumulated deficit)/retained earnings	897	(964)
Accumulated other comprehensive income	18,780	16,327
Total Pactera Technology International Ltd. shareholders' equity	540,985	208,484	174,952
Non-controlling interest	1,339	1,406
Total equity	542,324	209,890	174,952
TOTAL LIABILITIES AND EQUITY	$ 737,606	$ 273,179